VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5 of TLIC

File No. 811-08158, CIK 0000914836

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Federated Insurance Series, Janus Aspen Series; ING Investors Trust, Schwab Annuity Portfolios, and Wells Fargo Advantage Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed 2/23/10

•	AIM Variable Insurance Funds (CIK: 896435) filed 2/26/10.

•	Columbia Funds Variable Insurance Trust (CIK: 815425) filed 3/1/10.

•	Federated Insurance Series (CIK: 912577) filed 2/25/10.

•	Janus Aspen Series (CIK: 906185) filed 2/26/10.

•	ING Investors Trust (CIK: 0000837276) filed 3/4/10.

•	Schwab Annuity Portfolios (CIK: 918266) filed 3/8/10.

•	Wells Fargo Advantage Variable Trust (CIK: 1081402) filed 3/3/10.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company